Commitments and contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Operating Agreements (Details) - Operating commitments ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Other Commitments [Line Items]
2025	¥ 4,752
2026	3,527
Future minimum payments under non-cancelable agreements	¥ 8,279